Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 51,267	$ 51,822
Additions	35,640	16,196
Disposals	(68,713)	(6,097)
Exchange differences	2,562	(217)
Business disposal		(10,437)
Other intangible assets at end of the year	20,756	51,267
Intangible assets pledged as security	0	0
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(82,283)	(79,517)
Additions	(7,183)	(7,305)
Disposals		3,845
Exchange differences	(3,576)	694
Other intangible assets at end of the year	(93,042)	(82,283)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(18,964)	(25,613)
Additions		(211)
Disposals		5,281
Exchange differences	(1,118)	468
Business disposal		1,111
Other intangible assets at end of the year	(20,082)	(18,964)
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	50,326	50,985
Additions	262	870
Disposals		(553)
Exchange differences	4,286	(976)
Other intangible assets at end of the year	54,874	50,326
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836
Rights of use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Disposals	(34,209)
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	16,533	22,391
Disposals		(5,595)
Exchange differences	516	(263)
Other intangible assets at end of the year	17,049	16,533
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,149	5,927
Disposals		(780)
Exchange differences	100	2
Other intangible assets at end of the year	5,249	5,149
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Net reduction to other intangible assets	32,517
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	42,670	39,813
Additions	42,561	22,842
Disposals	(68,713)	(8,295)
Exchange differences	2,354	(142)
Business disposal		(11,548)
Other intangible assets at end of the year	$ 18,872	$ 42,670